Income Tax (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Income Tax 1	26.00%
Income Tax 2	25.75%
Income Tax 3	25.00%
Income Tax 4	10.00%
Income Tax 5	11.00%
Income Tax 6	15.00%
Income Tax 7	5,800,000
Income Tax 8	8,400,000
Income Tax 9	37.00%
Income Tax 10	3,616,089
Income Tax 11	26.00%
Income Tax 12	240,072